CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Common stock, par value	€ 0.13	€ 0.13
Common stock, shares issued	37,197,731	33,758,564
Commons stock, shares outstanding	36,910,925	33,466,136
Treasury stock	286,806	292,428